CONSOLIDATED STATEMENTS OF CHANGES IN DEFICIT ¥ in Thousands, $ in Thousands	Ordinary Shares Class A ordinary shares CNY (¥) shares	Ordinary Shares Class B ordinary shares CNY (¥) shares	Treasury Shares CNY (¥)	Additional Paid-in Capital CNY (¥)	Accumulated Other Comprehensive Income (Loss) CNY (¥)	Accumulated deficit CNY (¥)	Non- controlling Interest CNY (¥)	CNY (¥)	USD ($)
Balance at Dec. 31, 2020	¥ 349	¥ 74	¥ (459,815)	¥ 1,324,161	¥ 49,120	¥ (2,045,891)	¥ (7,267)	¥ (1,139,269)
Balance (In shares) at Dec. 31, 2020 | shares	55,546,254	7,206,059
Net (loss) income						(474,547)	(1,233)	(475,780)
Issuance of Class A ordinary shares upon exercise of share options and vesting of non-vested shares	¥ 6			3,941				3,947
Issuance of Class A ordinary shares upon exercise of share options and vesting of non-vested shares (In shares) | shares	1,046,903
Foreign currency translation adjustment					(421)			(421)
Share-based compensation				19,103				19,103
Balance at Dec. 31, 2021	¥ 355	¥ 74	(459,815)	1,347,205	48,699	(2,520,438)	(8,500)	(1,592,420)
Balance (In shares) at Dec. 31, 2021 | shares	56,593,157	7,206,059
Net (loss) income						83,520	1,713	85,233
Issuance of Class A ordinary shares upon exercise of share options and vesting of non-vested shares	¥ 4			103				107
Issuance of Class A ordinary shares upon exercise of share options and vesting of non-vested shares (In shares) | shares	583,685
Foreign currency translation adjustment					965			965
Share-based compensation				16,537				16,537
Treasury shares			(17,103)					(17,103)
Balance at Dec. 31, 2022	¥ 359	¥ 74	(476,918)	1,363,845	49,664	(2,436,918)	(6,787)	(1,506,681)
Balance (In shares) at Dec. 31, 2022 | shares	57,176,842	7,206,059
Net (loss) income						8,926	1,428	10,354	$ 1,459
Issuance of Class A ordinary shares upon exercise of share options and vesting of non-vested shares	¥ 5			222				227
Issuance of Class A ordinary shares upon exercise of share options and vesting of non-vested shares (In shares) | shares	684,485
Foreign currency translation adjustment					(1,448)			(1,448)	(204)
Share-based compensation				3,887				3,887
Acquisition of noncontrolling interest				(7,053)			1,792	(5,261)
Treasury shares			(2,428)					(2,428)
Balance at Dec. 31, 2023	¥ 364	¥ 74	¥ (479,346)	¥ 1,360,901	¥ 48,216	¥ (2,427,992)	¥ (3,567)	¥ (1,501,350)	$ (211,461)
Balance (In shares) at Dec. 31, 2023 | shares	57,861,327	7,206,059